Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Right-of-use-asset	$ 1,483,218		$ 195,029
Liabilities
Lease liabilities	1,496,981
Convertible notes payable, debt discounts	125,389	412,673
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	54,797	119,678	28,920
Right-of-use-asset
Total assets	54,797	119,678	28,920
Liabilities
Lease liabilities
Convertible notes payable, net of $412,673 of debt discounts
Convertible notes payable
Notes payable
Notes payable, related parties
Total liabilities
Total assets and liabilities	54,797	119,678	28,920
Fair Value, Inputs, Level 2 [Member]
Assets
Cash
Right-of-use-asset
Total assets
Liabilities
Lease liabilities
Convertible notes payable, net of $412,673 of debt discounts	624,611	337,327
Convertible notes payable		319,274
Notes payable	852,636		334,841
Notes payable, related parties	240,000
Total liabilities	(1,717,247)	(656,601)	(334,841)
Total assets and liabilities	(1,717,247)	(656,601)	(334,841)
Fair Value, Inputs, Level 3 [Member]
Assets
Cash
Right-of-use-asset	1,483,218		195,029
Total assets	1,483,218		195,029
Liabilities
Lease liabilities	1,496,981		201,525
Convertible notes payable, net of $412,673 of debt discounts
Convertible notes payable
Notes payable
Notes payable, related parties
Total liabilities	(1,496,981)		(201,525)
Total assets and liabilities	$ (13,763)		$ (6,496)